Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	325,790,498.04	24,031
Yield Supplement Overcollateralization Amount 05/31/23	6,944,038.33	0
Receivables Balance 05/31/23	332,734,536.37	24,031
Principal Payments	16,098,594.20	416
Defaulted Receivables	300,307.29	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	6,388,278.77	0
Pool Balance at 06/30/23	309,947,356.11	23,598

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.99%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,155,599.37	177
Past Due 61-90 days	748,426.55	42
Past Due 91-120 days	270,673.74	11
Past Due 121+ days	0.00	0
Total	4,174,699.66	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	292,060.59
Aggregate Net Losses/(Gains) - June 2023	8,246.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	-0.09%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.96%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	31.51

Flow of Funds	$ Amount
Collections	17,513,990.77
Investment Earnings on Cash Accounts	55,002.72
Servicing Fee	(277,278.78)
Transfer to Collection Account	-
Available Funds	17,291,714.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	116,452.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,519,084.29
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,282,844.62

Total Distributions of Available Funds	17,291,714.71

Servicing Fee	277,278.78
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	319,466,440.40
Principal Paid	15,843,141.93
Note Balance @ 07/17/23	303,623,298.47

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-3
Note Balance @ 06/15/23	158,176,440.40
Principal Paid	15,843,141.93
Note Balance @ 07/17/23	142,333,298.47
Note Factor @ 07/17/23	34.1564394%

Class A-4
Note Balance @ 06/15/23	104,620,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	104,620,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	37,770,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	37,770,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	18,900,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	18,900,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	165,728.16
Total Principal Paid	15,843,141.93
Total Paid	16,008,870.09

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	63,270.58
Principal Paid	15,843,141.93
Total Paid to A-3 Holders	15,906,412.51

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1319765
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.6165782
Total Distribution Amount	12.7485547

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1518336
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.0195866
Total A-3 Distribution Amount	38.1714202

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	600.83
Noteholders' Principal Distributable Amount	399.17

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	12,588,844.52
Investment Earnings	52,347.80
Investment Earnings Paid	(52,347.80)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,271,493.11	$1,412,160.49	$1,198,019.07
Number of Extensions	72	74	64
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.40%	0.33%